Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2019	Dec. 31, 2018
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	90.00%	89.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	10.00%	11.00%